Related party balances and transactions	6 Months Ended
Jun. 30, 2025
Related party balances and transactions
Related party balances and transactions

Note 15 — Related party balances and transactions

The following is a list of related parties which the Group has transactions with:

(a)	Mr. Yuan Li, 100% owner of the Company’s largest shareholder and one of the directors of the Company.
(b)	Ms. Li Tan, Chief Financial Officer of the Company.
(c)	JD LIYUAN LIMITED, the Company’s largest shareholder.

Amounts due from related parties

The amounts due from related parties consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	4,439,705	—	—
JD LIYUAN LIMITED	—	17,558	2,451

All amounts due from related parties are unsecured, interest-free and repayable on demand.

Amounts due to related parties

The amounts due to related parties consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	275,000	245,000	34,201
Ms. Li Tan	100	—	—

Amounts due from Mr. Yuan Li represent the purchase payments for a vehicle on behalf of Kebiao Technology, which is mainly because vehicle installment payments can only be processed on behalf of Kebiao Technology in the name of its legal representative.